The Chesapeake Growth Fund
Schedule of Investments
July 31, 2021 (Unaudited)

Common Stocks - 90.2%	Shares	Value
Communications - 19.9%
Entertainment Content - 5.1%
Take-Two Interactive Software, Inc. *	9,658	$ 1,674,891
Walt Disney Company (The) *	4,850	853,697
		2,528,588
Internet Media & Services - 14.8%
Airbnb, Inc. - Class A *	2,075	298,821
Alphabet, Inc. - Class C *	1,093	2,955,931
Facebook, Inc. - Class A *	4,810	1,713,803
Shopify, Inc. - Class A *	845	1,267,441
Spotify Technology S.A. *	4,601	1,052,110
		7,288,106
Consumer Discretionary - 18.2%
Apparel & Textile Products - 4.6%
NIKE, Inc. - Class B	13,518	2,264,400

E-Commerce Discretionary - 6.0%
Amazon.com, Inc. *	786	2,615,486
Etsy, Inc. *	1,755	322,060
		2,937,546
Leisure Facilities & Services - 4.1%
Chipotle Mexican Grill, Inc. *	645	1,201,919
Las Vegas Sands Corporation *	19,175	812,061
		2,013,980
Retail - Discretionary - 3.5%
Burlington Stores, Inc. *	775	259,470
lululemon athletica, inc. *	3,727	1,491,434
		1,750,904
Energy - 2.0%
Oil & Gas Producers - 2.0%
Pioneer Natural Resources Company	6,819	991,278

Financials - 7.1%
Banking - 4.6%
Bank of America Corporation	58,482	2,243,369

Institutional Financial Services - 2.5%
Goldman Sachs Group, Inc. (The)	3,285	1,231,481

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 90.2% (Continued)	Shares	Value
Health Care - 10.7%
Health Care Facilities & Services - 4.3%
Humana, Inc.	4,955	$ 2,110,136

Medical Equipment & Devices - 6.4%
Dexcom, Inc. *	2,277	1,173,817
Illumina, Inc. *	1,628	807,081
Intuitive Surgical, Inc. *	1,194	1,183,803
		3,164,701
Industrials - 4.7%
Aerospace & Defense - 2.5%
Boeing Company (The) *	2,753	623,500
TransDigm Group, Inc. *	970	621,857
		1,245,357
Electrical Equipment - 0.5%
AMETEK, Inc.	1,570	218,308

Transportation & Logistics - 0.8%
Canadian Pacific Railway Ltd.	5,010	372,343

Transportation Equipment - 0.9%
PACCAR, Inc.	5,590	463,914

Materials - 1.7%
Chemicals - 1.7%
Sherwin-Williams Company (The)	2,853	830,308

Real Estate - 1.9%
REITs - 1.9%
Simon Property Group, Inc.	7,440	941,309

Technology - 24.0%
Semiconductors - 2.5%
NXP Semiconductors N.V.	5,921	1,222,035

Software - 7.0%
Microsoft Corporation	6,540	1,863,311
salesforce.com, inc. *	6,533	1,580,529
		3,443,840
Technology Hardware - 5.9%
Apple, Inc.	20,115	2,933,974

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 90.2% (Continued)	Shares	Value
Technology - 24.0% (Continued)
Technology Services - 8.6%
Mastercard, Inc. - Class A	6,891	$ 2,659,513
PayPal Holdings, Inc. *	5,776	1,591,461
		4,250,974

Total Common Stocks (Cost $28,459,724)		$ 44,446,851

Money Market Funds - 8.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a) (Cost $3,965,292)	3,965,292	$ 3,965,292

Total Investments at Value - 98.2% (Cost $32,425,016)		$ 48,412,143

Other Assets in Excess of Liabilities - 1.8%		887,518

Total Net Assets - 100.0%		$ 49,299,661

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of July 31, 2021.